Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Liabilities

NOTE 5 – OTHER LIABILITIES

At March 31, 2019 and December 31, 2018, other liabilities consisted of the following:

	March 31, 2019	December 31, 2018
Lease liability	$219,507	$-
Other vendor payable	801,000	-
Dividend payable	524,806	478,299
Others	310,871	397,122
Total other liabilities	1,856,184	875,421
Less Current Portion	(1,194,714)	(265,178)
Total long term other liabilities	$661,470	$610,243

NOTE 13 – OTHER LIABILITIES

At December 31, 2018 and 2017, other liabilities consisted of the following:

	2018	2017
Unearned Incentive from credit Cards	$-	$77,307
Key Man life Insurance liability	-	150,146
Dividend payable	478,299	289,687
Others	397,122	43,810
	875,421	560,950
Less Current Portion	(265,178)	(121,117)
Total long term other liabilities	$610,243	$439,833

The Company had purchased key man life insurance policies for some of its executives to insure the Company against risk of loss of an executive. Should loss of an executive occur, those funds would be used to pay off their respective promissory notes, repurchase their shares and settle out any amounts owed to them and their estate.

On, June 10, 2016, the Company entered into an assignment and assumption with three of the beneficiaries of the key man insurance policies. The agreement states that the Company will be assigning the policy over to the beneficiary and the beneficiary will assume all the obligations under the premium financed note in place. The premium financed note has to be bifurcated with the lender in order to complete the transaction.

At December 31, 2017, the balance of amount of premium financed note for the remaining policy is $1,481,850 and the cash value of the policy as of this date is $1,395,468, with a net negative cash value of the policies of $86,382.

The value of the policies is recorded at the new value per the right of offset noted in Topics 210-220. To have right of offset, the Company would need to show (1) amounts of debt are determinable, (2) reporting entity has the ‘right’ to setoff, (3) the right is enforceable by law, and (4) reporting entity has the ‘intention’ to setoff. Given that the Company has met all of these, the Company has elected to use the right of setoff as the cash value of the policies is being used as the collateral for the loans. Should the Company default on payments to the policy or determine to not continue with the policies, the cash value of the policy is intended to pay off of the loan. The Company also intends to settle out the loans in the future with the cash value of the policy.

As of June 30, 2018, the Company has no further obligations related to the key man insurance policies other than finalizing paperwork on the latter assignments and in removing the liabilities from the Company books, there was an accounting gain of $150,146.